Trade and other payables - Movement in net accruals (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of subsidiaries [line items]
Current estimate related to the sales made in the current year	$ 46,166
(Credits or payments related to sales made during the year)	(26,689)
Accruals	19,478
Rebates and chargebacks
Disclosure of subsidiaries [line items]
Current estimate related to the sales made in the current year	35,426
(Credits or payments related to sales made during the year)	(20,028)
Accruals	15,399
Distribution fees, product returns and other
Disclosure of subsidiaries [line items]
Current estimate related to the sales made in the current year	10,740
(Credits or payments related to sales made during the year)	(6,661)
Accruals	$ 4,079